Advisors Capital Total Return - Equity Fund
	Schedule of Investments
	December 31, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Engines & Engine Parts
20,600	Honeywell International Inc.	$ 4,653,334	1.95%

Auto Controls for Regulating Residential & Commercial Environments
11,000	Trane Technologies PLC (Ireland)	4,062,850	1.70%

Beverages
22,400	PepsiCo, Inc.	3,406,144	1.43%

Biological Products (No Diagnostic Substances)
12,600	Amgen, Inc.	3,284,064	1.38%

Electric Services
66,400	NextEra Energy, Inc.	4,760,216
40,800	Southern Co.	3,358,656
		8,118,872	3.40%

Electronic Computers
39,500	Apple Inc.	9,891,590	4.15%

Entertainment
210,000	Universal Music Group N.V. ADR	2,679,600	1.12%

Farm Machinery & Equipment
9,600	Deere & Company	4,067,520	1.71%

Fire, Marine & Casualty Insurance
9,700	Berkshire Hathaway, Inc. - Class B *	4,396,816	1.84%

Guided Missiles & Space Vehicles & Parts
9,500	Lockheed Martin Corporation	4,616,430	1.94%

Hospital & Medical Service Plans
8,700	UnitedHealth Group Incorporated	4,400,982	1.85%

Industrial Inorganic Chemicals
8,000	Linde PLC (United Kingdom)	3,349,360	1.40%

Insurance Agents, Brokers & Service
10,300	Aon PLC - Class A (Ireland)	3,699,348	1.55%

Investment Advice
28,100	Blackstone Inc.	4,845,002	2.03%

Measuring & Controlling Devices, NEC
10,000	Thermo Fisher Scientific Inc.	5,202,300	2.18%

Miscellaneous Industrial & Commercial Machinery & Equipment
13,600	Eaton Corporation PLC (Ireland)	4,513,432	1.89%

National Commercial Banks
24,500	JPMorgan Chase & Co.	5,872,895
78,100	Truist Financial Corporation	3,387,978
62,500	Wells Fargo & Company	4,390,000
		13,650,873	5.72%

Natural Gas Transmission
103,500	The Williams Companies, Inc.	5,601,420	2.35%

Perfumes, Cosmetics & Other Toilet Preparations
36,500	Colgate-Palmolive Company	3,318,215	1.39%

Petroleum Refining
35,300	Chevron Corporation	5,112,852	2.14%

Pharmaceutical Preparations
31,800	Abbott Laboratories	3,596,898
26,700	Johnson & Johnson	3,861,354
25,000	Zoetis Inc. - Class A	4,073,250
		11,531,502	4.84%

Radio & TV Broadcasting & Communications Equipment
30,100	QUALCOMM Incorporated	4,623,962	1.94%

Radiotelephone Communications
16,300	T-Mobile US, Inc.	3,597,899	1.51%

Retail - Family Clothing Stores
26,600	Ross Stores, Inc.	4,023,782	1.69%

Retail - Lumber & Other Building Materials Dealers
13,800	The Home Depot, Inc.	5,368,062	2.25%

Retail - Retail Stores, NEC
5,600	Ulta Beauty, Inc. *	2,435,608	1.02%

Retail - Variety Stores
4,900	Costco Wholesale Corp.	4,489,723	1.88%

Security & Commodity Brokers, Dealers, Exchanges & Services
14,400	CME Group Inc. - Class A	3,344,112	1.40%

Security Brokers, Dealers & Flotation Companies
4,700	BlackRock, Inc.	4,818,017	2.02%

Semiconductors & Related Devices
50,000	Broadcom Inc.	11,592,000
20,000	NVIDIA Corp.	2,685,800
17,100	Texas Instruments Incorporated	3,206,421
		17,484,221	7.34%

Services - Business Services, NEC
18,200	Accenture PLC - Class A (Ireland)	6,402,578
9,900	MasterCard Incorporated - Class A	5,213,043
		11,615,621	4.87%

Services - Computer Programming, Data Processing, Etc.
53,500	Alphabet, Inc. - Class A	10,127,550	4.25%

Services - Miscellaneous Amusements & Recreation
27,000	The Walt Disney Company	3,006,450	1.26%

Services - Prepackaged Software
7,600	Adobe, Inc. *	3,379,568
30,600	Microsoft Corporation	12,897,900
31,600	Oracle Corporation	5,265,824
		21,543,292	9.04%

Surgical & Medical Instruments & Apparatus
9,100	Stryker Corporation	3,276,455	1.37%

Wholesale - Drugs, Proprietaries & Druggists' Sundries
6,300	McKesson Corporation	3,590,433	1.51%

Wholesale - Electronic Parts & Equipment, NEC
27,000	TE Connectivity Ltd. (Switzerland)	3,860,190	1.62%

Wholesale - Miscellaneous Durable Goods
5,900	Pool Corporation	2,011,546	0.84%

Total for Common Stocks (Cost - $176,193,977)		223,619,429	93.77%

EXCHANGE TRADED FUNDS
66,700	iShares 0-3 Month Treasury Bond ETF	6,691,344	2.81%
Total for Exchange Traded Funds (Cost $6,707,271)

REAL ESTATE INVESTMENT TRUSTS
36,700	Prologis, Inc.	3,879,190	1.63%
Total for Real Estate Investment Trusts (Cost $4,419,864)

MONEY MARKET FUNDS
4,173,422	Goldman Sachs FS Government Fund Institutional -
	Class 4.36% **	4,173,422	1.75%
	(Cost - $4,173,422)

	Total Investments	238,363,385	99.96%
	(Cost - $191,494,534)

	Other Assets in Excess of Liabilities	84,928	0.04%

	Net Assets	$ 238,448,313	100.00%

* Non-Income Producing Security.
** The Yield shown represents the 7-day yield at December 31, 2024.
ADR - American Depositary Receipt